Related Party Transactions - Details Of Significant Profit Or Loss Arising From Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balhae Infrastructure Company
Related party transactions [abstract]
Fee and commission income		₩ 5,194	₩ 5,689	₩ 6,817
Outstanding balances for related party transactions [abstract]
Other assets		1,306	1,427
Retirement pension
Related party transactions [abstract]
Interest expense		39	9	3
Fee and commission income		1,352	1,338	1,077
Outstanding balances for related party transactions [abstract]
Other assets		778	369
Other liabilities		10,141	5,014
Korea Credit Bureau Co., Ltd.
Related party transactions [abstract]
Interest expense		1	6	7
Fee and commission income		649	910	957
Fee and commission expense		3,973	4,256	3,280
Insurance income		4	4	5
Other operating expenses		15	11	1
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		38	36
Deposits		27,889	10,200
Provisions		2	0
Insurance liabilities		1	1
KB GwS Private Securities Investment Trust
Related party transactions [abstract]
Fee and commission income		₩ 0	146	853
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022.
Incheon Bridge Co., Ltd.
Related party transactions [abstract]
Interest income		₩ 7,516	4,069	4,345
Interest expense		517	158	334
Fee and commission income		23	22	23
Fee and commission expense		6	6	6
Insurance income		212	230	279
Gains on financial instruments at fair value through profit or loss		0	0	899
Losses on financial instruments at fair value through profit or loss		4,434	1,374	0
Reversal of credit losses		28	444	0
Provision for credit losses		9	1	472
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		32,948	37,382
Loans measured at amortized cost (gross amount)		95,211	114,107
Allowances for credit losses		12	26
Other assets		615	423
Deposits		48,639	35,487
Provisions		18	24
Insurance liabilities		89	79
Other liabilities		446	99
KoFC POSCO Hanwha KB Shared Growth Private Equity Fund No.2
Related party transactions [abstract]
Fee and commission income		0	0	12
Aju Good Technology Venture Fund
Related party transactions [abstract]
Interest expense		108	27	18
Outstanding balances for related party transactions [abstract]
Deposits		7,222	6,286
Other liabilities		73	10
KB Star Office Private Real Estate Master Fund No.1
Related party transactions [abstract]
Interest income		0	370	371
Interest expense		2	5	61
Fee and commission income		276	435	436
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)	[1]	0	10,000
Allowances for credit losses	[1]	0	5
Other assets	[1]	0	138
Deposits	[1]	₩ 0	2,578
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022, therefore, the remaining outstanding balances with those entities are not disclosed.
RAND Bio Science Co., Ltd.
Related party transactions [abstract]
Interest expense		₩ 0	0	11
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		0	1
Deposits		3	443
Star-Lord General Investors Private Real Estate Investment Company No.10
Related party transactions [abstract]
Interest income		3,098	0	0
Interest expense		413	0	0
Insurance income		97	0	0
Provision for credit losses		1	0	0
General and administrative expenses		5,562	0	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		149,294	0
Allowances for credit losses		1	0
Other assets		8,591	0
Insurance liabilities		46	0
Other liabilities		14,227	0
Property and equipment		9,915	0
SY Auto Capital Co., Ltd.
Related party transactions [abstract]
Interest income		889	941	1,097
Interest expense		0	0	2
Fee and commission income		47	88	39
Fee and commission expense		10	15	132
Insurance income		43	42	40
Other operating income		487	710	1,709
Other operating expenses		32	64	121
Reversal of credit losses		0	11	17
Provision for credit losses		9	0	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		40,040	40,074
Allowances for credit losses		55	68
Other assets		63	630
Deposits		10	17
Insurance liabilities		14	14
Other liabilities		₩ 5	36
Description of transactions with related party		the Group purchased installment financial assets, etc. from SY Auto Capital Co., Ltd. amounting to ￦878,690 million and ￦486,586 million for the years ended December 31, 2021 and 2022, respectively.
Food Factory Co., Ltd.
Related party transactions [abstract]
Interest income		₩ 80	70	52
Interest expense		6	5	12
Fee and commission income		1	0	0
Fee and commission expense		0	2	4
Insurance income		10	9	5
Gains on financial instruments at fair value through profit or loss		33	0	72
Losses on financial instruments at fair value through profit or loss		0	1	0
Reversal of credit losses		1	6	0
Provision for credit losses		0	0	8
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		696	663
Loans measured at amortized cost (gross amount)		3,345	3,553
Allowances for credit losses		4	4
Other assets		4	2
Deposits		664	839
Insurance liabilities		8	8
Other liabilities		1	6
KB Pre IPO Secondary Venture Fund No.1
Related party transactions [abstract]
Interest expense		0	1	3
Fee and commission income		1,204	110	110
Outstanding balances for related party transactions [abstract]
Deposits	[1]	₩ 0	103
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022, therefore, the remaining outstanding balances with those entities are not disclosed.
KB Private Equity Fund No.3
Related party transactions [abstract]
Fee and commission income		₩ 0	0	463
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022.
Wise Asset Management Co., Ltd.
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022.
Acts Co., Ltd.
Related party transactions [abstract]
Interest income		₩ 0	0	1
Insurance income		2	1	0
Outstanding balances for related party transactions [abstract]
Deposits	[1]	0	154
Insurance liabilities	[1]	0	2
Other liabilities	[1]	0	100
Dongjo Co., Ltd.
Related party transactions [abstract]
Interest income		9	0	0
Insurance income		0	1	1
A-PRO Co., Ltd.
Related party transactions [abstract]
Interest income		0	0	7
Interest expense		0	0	1
Insurance income		0	0	1
Provision for credit losses		₩ 0	0	1
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022.
POSCO-KB Shipbuilding Fund
Related party transactions [abstract]
Fee and commission income		₩ 177	213	387
Outstanding balances for related party transactions [abstract]
Other assets		177	213
Dae-A Leisure Co., Ltd.
Related party transactions [abstract]
Interest expense		0	2	7
Outstanding balances for related party transactions [abstract]
Deposits		154	17
Paycoms Co., Ltd.
Related party transactions [abstract]
Interest income		7	10	10
Gains on financial instruments at fair value through profit or loss		39	42	69
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,172	1,269
Other assets		0	1
Deposits		1	1
Big Dipper Co., Ltd.
Related party transactions [abstract]
Interest expense		1	0	0
Fee and commission expense		393	655	768
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		18	17
Deposits		19	0
KB-TS Technology Venture Private Equity Fund
Related party transactions [abstract]
Fee and commission income		185	285	126
KB-SJ Tourism Venture Fund
Related party transactions [abstract]
Fee and commission income		209	279	338
Iwon Alloy Co., Ltd.
Related party transactions [abstract]
Insurance income		1	0	1
Outstanding balances for related party transactions [abstract]
Deposits		1	0
Insurance liabilities		1	1
RMGP Bio-Pharma Investment Fund, L.P.
Related party transactions [abstract]
Fee and commission income		43	38	27
Gains on financial instruments at fair value through profit or loss		0	531	0
Losses on financial instruments at fair value through profit or loss		0	2,373	489
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		6,384	5,423
Other liabilities		36	79
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Related party transactions [abstract]
Interest expense		6	17	40
Fee and commission income		423	514	734
Outstanding balances for related party transactions [abstract]
Deposits		1,526	1,524
Other liabilities		1	0
Spark Biopharma Inc.
Related party transactions [abstract]
Interest expense		272	7	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		7,450	4,950
Loans measured at amortized cost (gross amount)		17	17
Deposits		17,534	6,015
Other liabilities		91	3
Keystone-Hyundai Securities No.1 Private Equity Fund
Related party transactions [abstract]
Fee and commission income		₩ 0	43	115
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022.
Jungdo Co., Ltd. [Member]
Outstanding balances for related party transactions [abstract]
Deposits		₩ 4	4
COMPUTERLIFE Co., Ltd.
Outstanding balances for related party transactions [abstract]
Deposits		3	0
RMGP Bio-Pharma Investment, L.P.
Related party transactions [abstract]
Losses on financial instruments at fair value through profit or loss		0	0	1
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		17	14
Skydigital Inc.
Related party transactions [abstract]
Fee and commission income		3	3	4
Outstanding balances for related party transactions [abstract]
Deposits		10	85
Il-Kwang Electronic Materials Co., Ltd
Related party transactions [abstract]
Other non-operating expense		1	0	0
SO-MYUNG Recycling Co., Ltd.
Related party transactions [abstract]
Other non-operating expense		2	0	0
KB No.17 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		1	14	25
Gains on financial instruments at fair value through profit or loss		0	0	4
Losses on financial instruments at fair value through profit or loss		0	1,388	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss	[1]	0	1,301
Deposits	[1]	0	1,687
Other liabilities	[1]	₩ 0	12
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022, therefore, the remaining outstanding balances with those entities are not disclosed.
KB-KDBC Pre-IPO New Technology Business Investment Fund
Related party transactions [abstract]
Interest expense		₩ 1	1	23
Fee and commission income		129	190	300
Outstanding balances for related party transactions [abstract]
Deposits		317	904
Jo Yang Industrial Co., Ltd.
Outstanding balances for related party transactions [abstract]
Deposits		0	1
KB No.18 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		5	20	31
Gains on financial instruments at fair value through profit or loss		0	8	84
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss	[1]	0	3,881
Deposits	[1]	0	2,077
Other liabilities	[1]	₩ 0	12
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022, therefore, the remaining outstanding balances with those entities are not disclosed.
KB No.19 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		₩ 5	9	13
Gains on financial instruments at fair value through profit or loss		0	36	11
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss	[1]	0	2,091
Deposits	[1]	0	1,013
Other liabilities	[1]	₩ 0	5
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022, therefore, the remaining outstanding balances with those entities are not disclosed.
KB No.20 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		₩ 22	15	25
Fee and commission income		0	0	210
Gains on financial instruments at fair value through profit or loss		0	68	1,568
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss	[1]	0	3,135
Deposits	[1]	0	1,681
Other liabilities	[1]	₩ 0	3
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022.
KB No.20 Special Purpose Acquisition Company
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022, therefore, the remaining outstanding balances with those entities are not disclosed.
KB No.21 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		₩ 30	0	0
Fee and commission income		263	0	0
Gains on financial instruments at fair value through profit or loss		1,469	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,959	0
Deposits		2,263	0
Other liabilities		29	0
KB No.22 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		1	0	0
Fee and commission income		175	0	0
Gains on financial instruments at fair value through profit or loss		982	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,972	0
Deposits		1,948	0
KB No.23 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		23	0	0
Gains on financial instruments at fair value through profit or loss		1,476	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,971	0
Deposits		2,205	0
Other liabilities		22	0
KB No.24 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		1	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		6,975	0
Deposits		9,983	0
Other liabilities		1	0
KB SPROTT Renewable Private Equity Fund No.1
Related party transactions [abstract]
Fee and commission income		345	487	488
KB-Stonebridge Secondary Private Equity Fund [Member]
Related party transactions [abstract]
Fee and commission income		706	550	1,442
CWhy Inc.
Related party transactions [abstract]
Insurance income		2	0	0
Losses on financial instruments at fair value through profit or loss		0	0	2,000
Stratio, Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,000	1,000
CellinCells Co., Ltd.
Related party transactions [abstract]
Interest expense		0	0	4
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,000	2,000
Loans measured at amortized cost (gross amount)		7	6
Deposits		37	38
Bomapp Inc.
Related party transactions [abstract]
Fee and commission expense		0	5	9
Insurance income		0	0	8
Losses on financial instruments at fair value through profit or loss		0	1,980	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss	[1]	0	19
Deposits	[1]	₩ 1	0
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022, therefore, the remaining outstanding balances with those entities are not disclosed.
KB Social Impact Investment Fund
Related party transactions [abstract]
Fee and commission income		₩ 286	300	300
Outstanding balances for related party transactions [abstract]
Other assets		436	150
KB-Solidus Global Healthcare Fund
Related party transactions [abstract]
Fee and commission income		350	167	777
Outstanding balances for related party transactions [abstract]
Other assets		350	620
BNF Corporation Ltd.
Related party transactions [abstract]
Interest income		0	0	401
Fee and commission income		0	0	2
Provision for credit losses		₩ 0	0	8
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022.
KB Cape No.1 Private Equity Fund
Related party transactions [abstract]
Fee and commission income		₩ 72	144	144
Losses on financial instruments at fair value through profit or loss		0	69	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,017	1,591
Other assets		0	73
Honest Fund, Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,999	3,999
MitoImmune Therapeutics
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		7,000	7,000
Bioprotect Ltd.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		0	293	0
Losses on financial instruments at fair value through profit or loss		0	0	216
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,802	3,557
KB-MDI Centauri Fund LP
Related party transactions [abstract]
Fee and commission income		487	401	308
Gains on financial instruments at fair value through profit or loss		0	551	0
Losses on financial instruments at fair value through profit or loss		0	284	322
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		17,471	9,633
Other assets		470	104
S&E BIO
Related party transactions [abstract]
Interest expense		2	1	1
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,000	2,000
Loans measured at amortized cost (gross amount)		10	0
Deposits		6,419	263
Contents First
Related party transactions [abstract]
Interest income		128	0	0
Interest expense		34	83	14
Fee and commission income		1	0	0
Provision for credit losses		1	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		7,277	7,277
Loans measured at amortized cost (gross amount)		10,017	0
Allowances for credit losses		1	0
Other assets		2	0
Deposits		5,010	12,650
Other liabilities		21	57
GENINUS Inc.
Related party transactions [abstract]
Interest expense		12	29	70
Gains on financial instruments at fair value through profit or loss		0	4,009	0
Provision for credit losses		0	6	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss	[1]	0	5,855
Loans measured at amortized cost (gross amount)	[1]	0	17
Allowances for credit losses	[1]	0	6
Deposits	[1]	0	34,415
Other liabilities	[1]	₩ 0	2
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022.
COSES GT
Related party transactions [abstract]
Interest income		₩ 23	18	6
Interest expense		1	1	0
Reversal of credit losses		0	3	0
Provision for credit losses		3	0	4
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,930	4,930
Loans measured at amortized cost (gross amount)		506	515
Allowances for credit losses		4	2
Other assets		2	1
Deposits		1,213	1,939
Kukka Co., Ltd.
Related party transactions [abstract]
Interest expense		2	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,490	0
ZIPDOC Inc.
Related party transactions [abstract]
Interest expense		1	0	0
Reversal of credit losses		3	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,000	0
Deposits		915	0
TeamSparta Inc.
Related party transactions [abstract]
Interest expense		19	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,001	0
Deposits		12,502	0
Other liabilities		6	0
Chabot Mobility Co., Ltd.
Related party transactions [abstract]
Interest expense		1	0	0
Fee and commission expense		824	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,000	0
Deposits		86	0
Wemade Connect Co., Ltd.
Related party transactions [abstract]
Interest expense		81	0	0
Insurance income		3	0	0
Reversal of credit losses		1	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		12,000	0
Loans measured at amortized cost (gross amount)		52	0
Deposits		10,370	0
Provisions		2	0
Insurance liabilities		2	0
Other liabilities		28	0
TMAP Mobility Co., Ltd.
Related party transactions [abstract]
Interest expense		226	0	0
Fee and commission expense		78	0	0
Outstanding balances for related party transactions [abstract]
Deposits		30,000	0
Other liabilities		76	0
Nextrade Co., Ltd.
Related party transactions [abstract]
Interest expense		263	0	0
Outstanding balances for related party transactions [abstract]
Deposits		56,202	0
Other liabilities		263	0
WJ Private Equity Fund No.1
Related party transactions [abstract]
Fee and commission income		7	7	5
Outstanding balances for related party transactions [abstract]
Other assets		2	2
Deposits		221	260
UPRISE, Inc.
Related party transactions [abstract]
Interest income		0	5	2
Interest expense		3	1	0
Reversal of credit losses		0	1	0
Provision for credit losses		0	0	1
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,248	1,250
Deposits		27	4,001
KB-UTC Inno-Tech Venture Fund
Related party transactions [abstract]
Fee and commission income		449	471	371
KBSP Private Equity Fund No.4
Related party transactions [abstract]
Fee and commission income		211	389	480
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Related party transactions [abstract]
Fee and commission income		561	1,198	237
JR GLOBAL REIT
Related party transactions [abstract]
Fee and commission income		₩ 0	0	6,210
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022.
IGIS No.371 Professional Investors' Real Estate Investment Company
Related party transactions [abstract]
Fee and commission income		₩ 0	0	200
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022.
Koreit Tower Real Estate Investment Trust Company
Related party transactions [abstract]
Fee and commission income		₩ 0	0	2,852
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022.
2020 KB Fintech Renaissance Fund
Related party transactions [abstract]
Fee and commission income		₩ 147	147	60
Outstanding balances for related party transactions [abstract]
Other assets		37	0
KB Material and Parts No.1 PEF
Related party transactions [abstract]
Fee and commission income		353	353	63
FineKB Private Equity Fund No.1
Related party transactions [abstract]
Fee and commission income		641	540	38
Outstanding balances for related party transactions [abstract]
Other assets		160	153
Bluepointpartners Inc.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		0	846	0
Losses on financial instruments at fair value through profit or loss		0	0	68
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,133	2,278
Channel Corporation
Related party transactions [abstract]
Interest expense		43	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		18,099	14,551
Deposits		3,000	0
Other liabilities		21	0
Gomi corporation Inc.
Related party transactions [abstract]
Interest income		61	19	0
Interest expense		2	1	0
Fee and commission income		1	0	0
Provision for credit losses		3	13	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,000	2,500
Loans measured at amortized cost (gross amount)		2,234	2,233
Allowances for credit losses		17	12
Other assets		5	4
Deposits		915	3,188
Other liabilities		1	1
Copin Communications, Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss	[1]	₩ 0	4,801
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022, therefore, the remaining outstanding balances with those entities are not disclosed.
Go2joy Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		₩ 1,200	1,200
ClavisTherapeutics, Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,000	2,000
4N Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		200	200
Deposits		5	39
Xenohelix Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,100	2,100
OKXE Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		₩ 800	800
NEOMIO CORP.
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022, therefore, the remaining outstanding balances with those entities are not disclosed.
December & Company Inc.
Related party transactions [abstract]
Interest expense		₩ 0	0	1
Insurance income		174	109	0
Outstanding balances for related party transactions [abstract]
Deposits		1	1
Insurance liabilities		9	10
Banksalad Co., Ltd.
Related party transactions [abstract]
Fee and commission income		36	36	36
Fee and commission expense		17	48	5
Gains on financial instruments at fair value through profit or loss		0	613	1,636
Losses on financial instruments at fair value through profit or loss		0	663	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		10,470	9,090
Wyatt Corp [Member]
Related party transactions [abstract]
Insurance income		142	87	63
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		6,000	6,000
Deposits		1	1
Insurance liabilities		75	94
Hibiscus Fund LP [Member]
Related party transactions [abstract]
Fee and commission income		524	372	0
Gains on financial instruments at fair value through profit or loss		0	113	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		10,221	4,731
Other assets		0	251
Other liabilities		257	0
RMG-KB BioAccess Fund L.P.
Related party transactions [abstract]
Fee and commission income		325	57	0
Gains on financial instruments at fair value through profit or loss		0	5	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,753	353
IDTECK Co., Ltd. [Member]
Related party transactions [abstract]
Insurance income		0	1	0
Outstanding balances for related party transactions [abstract]
Insurance liabilities		0	1
Mantisco Co., Ltd. [Member]
Related party transactions [abstract]
Interest expense		1	1	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,000	3,000
Loans measured at amortized cost (gross amount)		15	1
Deposits		623	386
SuperNGine Co., Ltd. [Member]
Related party transactions [abstract]
Interest expense		0	1	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,996	1,996
Loans measured at amortized cost (gross amount)		6	2
Deposits		17	944
Desilo Inc. [Member]
Related party transactions [abstract]
Interest income		9	1	0
Provision for credit losses		0	2	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,168	3,168
Loans measured at amortized cost (gross amount)		300	301
Allowances for credit losses		2	2
Deposits		1	168
Turing Co., Ltd. [Member]
Related party transactions [abstract]
Interest expense		1	1	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,000	3,000
Deposits		2,788	1,054
IGGYMOB Co., Ltd. [Member]
Related party transactions [abstract]
Interest expense		1	1	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,000	5,000
Loans measured at amortized cost (gross amount)		15	6
Deposits		254	2,938
G1 Playground Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,000	1,000
Deposits		0	354
RMG-KB BP Management Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		77	7
SwatchOn Inc.
Related party transactions [abstract]
Interest expense		5	10	47
Fee and commission income		5	8	9
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss	[1]	0	3,345
Loans measured at amortized cost (gross amount)	[1]	0	73
Deposits	[1]	₩ 0	686
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022.
Key management personnel
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		₩ 6,299	4,591
Allowances for credit losses		3	2
Other assets		7	4
Deposits		17,618	16,996
Provisions		1	1
Insurance liabilities		2,374	2,471
Other liabilities		387	345
Checkmate Therapeutics Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,200	2,200
Insurance liabilities		3	0
Pin Therapeutics Inc.
Related party transactions [abstract]
Interest expense		110	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,000	3,000
Loans measured at amortized cost (gross amount)		13	0
Deposits		6,033	0
Other liabilities		18	0
K The 15th REIT Co., Ltd.
Related party transactions [abstract]
Fee and commission income		0	500	0
Insurance income		₩ 0	1	0
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022.
KB Bio Private Equity No.3 Ltd.
Related party transactions [abstract]
Fee and commission income		₩ 4,035	324	0
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2022.
IMBiologics Corp
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		₩ 5,000	5,000
Loans measured at amortized cost (gross amount)		4	4
Paramark KB Fund No 1
Related party transactions [abstract]
Fee and commission income		356	100	0
Outstanding balances for related party transactions [abstract]
Other liabilities		34	200
Kendai Co.,Ltd.
Related party transactions [abstract]
Other non-operating expense		3	0	0
KB-Badgers Future Mobility ESG Fund No.1
Related party transactions [abstract]
Fee and commission income		905	0	0
KB-KTB Technology Venture Fund
Related party transactions [abstract]
Fee and commission income		600	0	0
THE CHAEUL FUND NO.1
Related party transactions [abstract]
Fee and commission income		82	0	0
KB-GeneN Medical Venture Fund No.1
Related party transactions [abstract]
Fee and commission income		76	0	0
KB-BridgePole Venture Investment Fund
Related party transactions [abstract]
Fee and commission income		118	0	0
KB-Kyobo New Mobility Power Fund
Related party transactions [abstract]
Fee and commission income		69	0	0
KB Co-Investment Private Equity Fund No.1
Related party transactions [abstract]
Fee and commission income		483	0	0
Outstanding balances for related party transactions [abstract]
Other assets		191	0
KB-NP Green ESG New Technology Venture Capital Fund
Related party transactions [abstract]
Fee and commission income		435	0	₩ 0
FutureConnect Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,499	0
Gushcloud Talent Agency
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,165	0
Grinergy [Member]
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,500	0
NexThera Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		₩ 2,000	₩ 0

[1]	Excluded from the Group’s related party as of December 31, 2022, therefore, the remaining outstanding balances with those entities are not disclosed.